Note 6 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Cost of sales	$ 21,085	$ 20,452	$ 60,505	$ 61,028
Blanket Mine [member]
Statement Line Items [Line Items]
Production costs			58,020	50,170
Salaries and wages			22,560	20,416
Consumable materials			18,940	16,485
Electricity costs			10,902	8,993
Safety			806	856
Share-based expense (note 9)			782	435
On mine administration			2,586	1,658
Security			1,037	807
Solar operations and maintenance services			300	323
Pre-feasibility exploration costs			107	197
Bilboes Gold [member]
Statement Line Items [Line Items]
Production costs			2,485	10,858
Salaries and wages			866	2,323
Consumable materials			584	7,079
Electricity costs			380	516
Share-based expense (note 9)			46	0
On mine administration			$ 609	$ 940